ACQUISITIONS (Summary of Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2014
ACQUISITIONS [Abstract]
Current assets			$ 1,791
Property, plant, and equipment			132
Intangible assets			478
Goodwill	$ 655	$ 702	853
Total assets acquired			3,254
Current liabilities			(512)
Non-current liabilities			(201)
Total liabilities assumed			(713)
Net assets acquired			$ 2,541